MINERAL PROPERTY INTEREST (Detail) - Development Expenditures	3 Months Ended
Jul. 31, 2017 USD ($)
Extractive Industries [Abstract]
Development Expenditures, Balance at April 30, 2017	$ 305,850
Engineering and consulting	90,028
Metallurgy	74,226
Permitting and environmental	6,000
Other direct costs	9,709
[us-gaap:ExplorationExpenseMining]	179,963
Development Expenditures, Balance at July 31, 2017	$ 485,813